Supplemental Oil and Natural Gas Data (Unaudited) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 Mcfe	Dec. 31, 2012 Mcfe	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011 Mcfe	Jun. 30, 2013 Mcfe	Jun. 30, 2012 Mcfe	Dec. 31, 2012 Mcfe		Dec. 31, 2011 Mcfe		Dec. 31, 2010 Mcfe
Property acquisition costs [Abstract]
Proved													$ 2,531,419	[1]	$ 1,328,328	[1]	$ 1,290,826	[1]
Unproved													181,124	[1]	188,409	[1]	65,604	[1]
Exploration costs													452		80		74
Development costs													1,062,043		639,395		244,834
Asset retirement costs			4,675				2,427						4,675		2,427		748
Total costs incurred													3,779,713		2,158,639		1,602,086
Proved properties [Abstract]
Leasehold acquisition			8,603,888				6,040,239						8,603,888		6,040,239
Development			2,553,127				1,484,486						2,553,127		1,484,486
Unproved properties			454,315				310,925						454,315		310,925
Capitalized cost, oil and gas producing activities			11,611,330				7,835,650						11,611,330		7,835,650
Less accumulated depletion and amortization			(2,025,656)				(1,033,617)						(2,025,656)		(1,033,617)
Capitalized costs, oil and gas producing activities, net			9,585,674				6,802,033						9,585,674		6,802,033
Revenues and other:
Oil, natural gas and natural gas liquid sales													1,601,180		1,162,037		690,054
Gains (losses) on oil and natural gas derivatives	326,733	(108,370)	94,489	(411,405)	439,647	2,031	(210,339)	824,240	205,515	(369,476)	218,363	441,678	124,762		449,940		75,211
Results of Operations, Revenue from Oil and Gas Producing Activities													1,725,942		1,611,977		765,265
Production costs [Abstract]
Lease operating expenses	83,584	88,721			70,129	71,636					172,305	141,765	317,699		232,619		158,382
Transportation expenses													77,322		28,358		19,594
Severance and ad valorem taxes													130,805		78,458		45,114
Total production costs													525,826		339,435		223,090
Other costs [Abstract]
Exploration costs	818	2,226			407	410					3,044	817	1,915		2,390		5,168
Depletion and amortization													579,382		320,096		226,552
Impairment of long-lived assets													422,499		0		38,600
Gains on sale of assets and other, net													(1,369)		(1,001)		0
Texas margin tax expense													(787)		1,599		657
Total other costs													1,001,640		323,084		270,977
Results of operations													198,476		949,458		271,198
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year		4,796,000,000				3,370,000,000				2,597,000,000	4,796,000,000	3,370,000,000	3,370,000,000		2,597,000,000		1,712,000,000
Revisions of previous estimates													(803,000,000)		(121,000,000)		77,000,000
Purchase of minerals in place													1,766,000,000		579,000,000		671,000,000
Extensions, discoveries and other additions													709,000,000		450,000,000		234,000,000
Production													(246,000,000)		(135,000,000)		97,000,000
End of year			4,796,000,000				3,370,000,000						4,796,000,000		3,370,000,000		2,597,000,000
Proved developed reserves [Abstract]
Beginning of year		3,127,000,000				2,034,000,000				1,662,000,000	3,127,000,000	2,034,000,000	2,034,000,000		1,662,000,000		1,220,000,000
End of year			3,127,000,000				2,034,000,000						3,127,000,000		2,034,000,000		1,662,000,000
Proved undeveloped reserves [Abstract]
Beginning of year		1,669,000,000				1,336,000,000				935,000,000	1,669,000,000	1,336,000,000	1,336,000,000		935,000,000		492,000,000
End of year			1,669,000,000				1,336,000,000						1,669,000,000		1,336,000,000		935,000,000
Conversion rate between oil and NGL volumes to natural gas													6
Change in proved reserves (in Mcfe)													1,426,000,000		773,000,000		885,000,000
Change in proved reserves due to asset performance (in Mcfe)													340,000,000		(153,000,000)		(78,000,000)
Change in proved reserves due to change in commodity prices (in Mcfe)													248,000,000		32,000,000		155,000,000
Change in proved reserves due to the SEC five-year development limitation on PUDs													215,000,000
Number of acquisition of oil and natural gas properties													7		12		11
Productive wells drilled													436		292		138
Discounted future net cash flows relating to proved oil and gas reserves, future net cash Flows [Abstract]
Future estimated revenues													30,374,380		29,319,369		20,160,275
Future estimated production costs													(11,460,854)		(9,464,319)		(6,825,147)
Future estimated development costs													(3,574,058)		(2,848,497)		(1,733,929)
Future net cash flows													15,339,468		17,006,553		11,601,199
10% annual discount for estimated timing of cash flows													(9,266,487)		(10,391,693)		(7,377,667)
Standardized measure of discounted future net cash flows													6,072,981		6,614,860		4,223,532
Representative NYMEX prices [Abstract]
Natural gas (dollars per MMBtu)													2.76	[2]	4.12	[2]	4.38	[2]
Oil (dollars per Bbl)													94.64	[2]	95.84	[2]	79.29	[2]
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Sales and transfers of oil, natural gas and NGL produced during the period													(1,075,354)		(822,602)		(466,964)
Changes in estimated future development costs													289,762		27,236		(56,001)
Net change in sales and transfer prices and production costs related to future production													(1,463,820)		784,308		886,438
Purchase of minerals in place													2,153,651		1,452,169		1,277,134
Extensions, discoveries, and improved recovery													413,702		552,704		329,642
Previously estimated development costs incurred during the period													442,322		306,827		42,947
Net change due to revisions in quantity estimates													(1,595,302)		(292,343)		164,999
Accretion of discount													661,486		422,353		172,328
Changes in production rates and other													(368,326)		(39,324)		149,727
Change in the standardized measure of discounted future net cash flows													$ (541,879)		$ 2,391,328		$ 2,500,250
Natural Gas [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						1,675,000,000.0				1,233,000,000.0		1,675,000,000.0	1,675,000,000.0		1,233,000,000.0		774,000,000.0
Revisions of previous estimates													(559,000,000.0)		(71,000,000.0)		22,000,000.0
Purchase of minerals in place													1,176,000,000.0		337,000,000.0		369,000,000.0
Extensions, discoveries and other additions													407,000,000.0		240,000,000.0		118,000,000.0
Production													(128,000,000.0)		(64,000,000.0)		50,000,000.0
End of year			2,571,000,000.0				1,675,000,000.0						2,571,000,000.0		1,675,000,000.0		1,233,000,000.0
Proved developed reserves [Abstract]
Beginning of year						998,000,000.0				805,000,000.0		998,000,000.0	998,000,000.0		805,000,000.0		549,000,000.0
End of year			1,661,000,000.0				998,000,000.0						1,661,000,000.0		998,000,000.0		805,000,000.0
Proved undeveloped reserves [Abstract]
Beginning of year						677,000,000.0				428,000,000.0		677,000,000.0	677,000,000.0		428,000,000.0		225,000,000.0
End of year			910,000,000.0				677,000,000.0						910,000,000.0		677,000,000.0		428,000,000.0
Oil [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						189.0				156.4		189.0	189.0		156.4		102.1
Revisions of previous estimates													(26.5)		(9.2)		3.9
Purchase of minerals in place													23.1		39.3		49.1
Extensions, discoveries and other additions													16.6		10.3		6.1
Production													(10.7)		(7.8)		4.8
End of year			191.5				189.0						191.5		189.0		156.4
Proved developed reserves [Abstract]
Beginning of year						124.8				103.0		124.8	124.8		103.0		77.9
End of year			131.4				124.8						131.4		124.8		103.0
Proved undeveloped reserves [Abstract]
Beginning of year						64.2				53.4		64.2	64.2		53.4		24.2
End of year			60.1				64.2						60.1		64.2		53.4
NGL [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						93.5				70.9		93.5	93.5		70.9		54.2
Revisions of previous estimates													(14.1)		0.9		5.2
Purchase of minerals in place													75.3		1.0		1.2
Extensions, discoveries and other additions													33.7		24.6		13.3
Production													(9.0)		(3.9)		3.0
End of year			179.4				93.5						179.4		93.5		70.9
Proved developed reserves [Abstract]
Beginning of year						47.8				39.9		47.8	47.8		39.9		33.9
End of year			113.0				47.8						113.0		47.8		39.9
Proved undeveloped reserves [Abstract]
Beginning of year						45.7				31.0		45.7	45.7		31.0		20.3
End of year			66.4				45.7						66.4		45.7		31.0

[1]	See Note 2 for details about the Company’s acquisitions.
[2]	In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.